Prepayments, Deposits and Other Receivables, Net (Details) $ in Millions	1 Months Ended
Jul. 31, 2026 USD ($)
Forecast [Member]
Prepayments, Deposits and Other Receivables, Net [Line Items]
Prepaid receivable	$ 1.1